NOTES PAYABLE - RELATED PARTY	3 Months Ended
Jun. 30, 2011
NOTES PAYABLE - RELATED PARTY {1}
NOTES PAYABLE - RELATED PARTY

4.       NOTES PAYABLE – RELATED PARTY

These notes are unsecured, non-interest bearing and due on demand.  These notes were accumulated through a series of cash advances to the Company and are due to Paul D. Thompson, the sole director and officer of the Company.